DEFERRED REVENUE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Deferred revenue, revenue recognized	¥ 21,748	¥ 105,752	¥ 50,951